INTANGIBLE ASSETS - NET (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 1,066,745	$ 218,934	$ 2,530,841	$ 715,100
Finite-Lived Intangible Assets, Remaining Amortization Period	3 years		3 years